Changes in Accounting Standards - Narrative (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
ROU assets	$ 45,790,000	$ 30,203,000
Lease obligations	41,208,000		$ 6,676,000
Deferred tax assets/liabilities	$ 140,361,000		$ 136,575,000
In Accordance With IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
ROU assets		21,400,000
Lease obligations		18,900,000
Deferred tax assets/liabilities		$ 0